TAXES ON INCOME - Taxes on income (tax benefits) are comprised (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXES ON INCOME
Current taxes	$ 742	$ 990	$ 843
Deferred tax expense (income)	8,657	(16,282)	2,251
Income Tax Expense (Benefit)	9,399	(15,292)	3,094
Domestic	7,519	(10,421)	1,610
Foreign	1,880	(4,871)	1,484
Income Tax Expense (Benefit)	$ 9,399	$ (15,292)	$ 3,094